Other payable (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Other payable
	As at December 31,
	2019	2020
	RMB’000	RMB’000

Other payable to related parties(1)	1,735	4,610
Accrued expenses	5,515	7,147
Other taxes payable(2)	1,984	2,359
Total	9,234	14,116